COMMITMENT (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of non-cancellable operating leases are payable [text block]
	2018	2017
Lease payments
Within one year	$181,184	$96,106
Later than one year but not later than five years	649,241	-
Later than five years	-	-
Total	$830,425	$96,106
Sub-Lease payments
Future minimum lease payments to be received
in relation to non-cancellable sub-leases of operating leases	$112,146	$500